Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory
INVENTORY

As of March 31, 2017 and December 31, 2016, inventory consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Natural gas	$19	$15
LNG	21	45
Materials and other	38	29
Total inventory	$78	$89

INVENTORY

As of December 31, 2016 and 2015, inventory consisted of the following (in thousands):

	December 31,
	2016	2015
Natural gas	$14,755	$5,724
LNG	45,008	—
Materials and other	28,758	18
Total inventory	$88,521	$5,742